LEASES (Schedule of Supplemental Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
New operating lease assets obtained in exchange for operating lease liabilities	$ 3,492	$ 47